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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         EDGEPOINT INVESTMENT GROUP INC.
                 -------------------------------
   Address:      150 BLOOR STREET W SUITE 500
                 -------------------------------
                 TORONTO, ONTARIO
                 -------------------------------
                 M5S 2X9
                 -------------------------------

Form 13F File Number: 28-14674
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    PATRICK FARMER
         -------------------------------
Title:   CHIEF COMPLIANCE OFFICER
         -------------------------------
Phone:   416.848.9797
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ PATRICK FARMER          Toronto, Ontario     Nov 08/2012
   ------------------------------   ------------------   --------------
             [Signature]               [City, State]         [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-14674                    EdgePoint Investment Group Inc.
       ---------------          ------------------------------------

                                       9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 37
                                        --------------------

Form 13F Information Table Value Total: 1,634,696
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                       10
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
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   VALUE USD  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY   AS OF DATE
                                                     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER   SOLE    SHARED NONE
------------------------ ---------------- --------- --------- --------- --- ---- ---------- ------- --------- ------ ---- ----------
Alere Inc.                     COM        01449J105  86,261   4,425,900 SH          SOLE            4,425,900    0     0  09/28/2012
Alere Inc. Prefs         PERP PFD CONV SE 01449J204   8,521      42,000 SH          SOLE               42,000    0     0  09/28/2012
Altera Corp.                   COM        21441100   79,243   2,331,700 SH          SOLE            2,331,700    0     0  09/28/2012
AMN Healthcare Services
 Inc.                          COM         1744101   68,087   6,768,100 SH          SOLE            6,768,100    0     0  09/28/2012
Bank of Nova Scotia            COM        064149107  47,852     872,600 SH          SOLE              872,600    0     0  09/28/2012
Canadian Imperial Bank
 Of Commerce                   COM        136069101   9,681     123,700 SH          SOLE              123,700    0     0  09/28/2012
Delphi Automotive PLC          SHS        G27823106  39,023   1,258,800 SH          SOLE            1,258,800    0     0  09/28/2012
Digi International Inc.        COM        253798102  21,779   2,143,600 SH          SOLE            2,143,600    0     0  09/28/2012
Drew Industries Inc.         COM NEW      26168L205  19,963     660,792 SH          SOLE              660,792    0     0  09/28/2012
EXFO Inc.                  SUB VTG SHS    302046107  19,974   4,032,700 SH          SOLE            4,032,700    0     0  09/28/2012
First Service Corp.        SUB VTG SHS    33761N109  10,546     371,000 SH          SOLE              371,000    0     0  09/28/2012
Fortune Brands Home &
 Security Inc.                 COM        34964C106  31,726   1,174,600 SH          SOLE            1,174,600    0     0  09/28/2012
Gran Tierra Energy Inc.        COM        38500T101   7,814   1,512,400 SH          SOLE            1,512,400    0     0  09/28/2012
Granite Real Estate Inc.       COM        387431109  46,394   1,295,200 SH          SOLE            1,295,200    0     0  09/28/2012
IMRIS Inc.                     COM        45322N105  13,985   3,139,500 SH          SOLE            3,139,500    0     0  09/28/2012
International Game
 Technology                    COM        459902102  64,528   4,929,550 SH          SOLE            4,929,550    0     0  09/28/2012
International Rectifier
 Corp.                         COM        460254105  80,444   4,819,900 SH          SOLE            4,819,900    0     0  09/28/2012
JPMorgan Chase & Co.           COM        46625H100  79,049   1,952,800 SH          SOLE            1,952,800    0     0  09/28/2012
Knoll Inc.                   COM NEW      498904200  47,970   3,438,690 SH          SOLE            3,438,690    0     0  09/28/2012
Merit Medical Systems
 Inc.                          COM        589889104  67,365   4,512,050 SH          SOLE            4,512,050    0     0  09/28/2012
Microsoft Corp.                COM        594918104  53,780   1,805,900 SH          SOLE            1,805,900    0     0  09/28/2012
National Instruments
 Corp.                         COM        636518102  17,989     714,700 SH          SOLE              714,700    0     0  09/28/2012
Pool Corp.                     COM        73278L105  19,443     467,600 SH          SOLE              467,600    0     0  09/28/2012
Ryanair Holdings PLC,
 ADR                      SPONSORED ADR   783513104  87,720   2,720,000 SH          SOLE            2,720,000    0     0  09/28/2012
Sandstorm Gold Ltd.          COM NEW      80013R206   3,423     266,500 SH          SOLE              266,500    0     0  09/28/2012
SemGroup Corp., class A        CL A       81663A105  38,132   1,034,800 SH          SOLE            1,034,800    0     0  09/28/2012
Shuffle Master Inc.            COM        825549108  37,527   2,373,600 SH          SOLE            2,373,600    0     0  09/28/2012
Team Inc.                      COM        878155100  37,169   1,166,986 SH          SOLE            1,166,986    0     0  09/28/2012
Tenneco Inc.                   COM        880349105  25,043     894,400 SH          SOLE              894,400    0     0  09/28/2012
The Progressive Corp.          COM        743315103  73,534   3,545,500 SH          SOLE            3,545,500    0     0  09/28/2012
The Toronto-Dominion
 Bank                        COM NEW      891160509  44,095     528,800 SH          SOLE              528,800    0     0  09/28/2012
Thomson Reuters Corp.          COM        884903105   2,237      77,400 SH          SOLE               77,400    0     0  09/28/2012
Tim Hortons Inc.               COM        88706M103  41,532     798,200 SH          SOLE              798,200    0     0  09/28/2012
WellPoint Inc.                 COM        94973V107  80,805   1,392,950 SH          SOLE            1,392,950    0     0  09/28/2012
Wells Fargo & Co.              COM        949746101  100,876  2,921,400 SH          SOLE            2,921,400    0     0  09/28/2012
Western Union Co.              COM        959802109  87,709   4,813,900 SH          SOLE            4,813,900    0     0  09/28/2012
Xilinx Inc.                    COM        983919101  33,477   1,002,000 SH          SOLE            1,002,000    0     0  09/28/2012
                                                    ---------
                                                    1,634,696